Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2020
Star Peak Energy Transition Corp [Member]
Quarterly Financial Information (Unaudited)

Note 11 — Quarterly Financial Information (Unaudited)

The following tables contain unaudited consolidated quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s consolidated financial statements as described in Note

2—Restatement of Previously Issued Financial Statements. The restatement and revision had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

Unaudited Condensed Statement of Operations

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$386,179,543	$—	$386,179,543
Liabilities and stockholders’ equity
Total current liabilities	$716,028	$—	$716,028
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	11,822,148	11,822,148
Total liabilities	14,345,414	11,822,148	26,167,562
Class A common stock, $0.0001 par value; shares subject to possible redemption	366,834,120	(11,822,140)	355,011,980
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	168	118	286
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	5,394,034	(126)	5,393,908
Accumulated deficit	(395,152)	—	(395,152)
Total stockholders’ equity	5,000,009	(8)	5,000,001
Total liabilities and stockholders’ equity	$386,179,543	$—	$386,179,543